Segment information - Geographic (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net sales:
Net sales	¥ 1,178,290	¥ 1,028,385	¥ 875,109
Long-lived assets:
Long-lived assets	347,729	342,122
Japan
Net sales:
Net sales	271,571	268,416	238,278
Long-lived assets:
Long-lived assets	99,265	94,850
U.S.A.
Net sales:
Net sales	197,235	174,521	132,117
Long-lived assets:
Long-lived assets	27,061	28,050
Singapore
Net sales:
Net sales	72,727	70,956	63,950
Long-lived assets:
Long-lived assets	210	479
Thailand
Net sales:
Net sales	106,998	90,813	85,435
Long-lived assets:
Long-lived assets	34,666	40,598
Germany
Net sales:
Net sales	87,502	44,756	38,043
Long-lived assets:
Long-lived assets	17,350	14,676
China
Net sales:
Net sales	293,353	235,409	197,134
Long-lived assets:
Long-lived assets	81,533	80,957
Other
Net sales:
Net sales	148,904	143,514	¥ 120,152
Long-lived assets:
Long-lived assets	¥ 87,644	¥ 82,512